COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 13:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commitments:

1.	Royalty commitments:

a)
Under the Company's research and development agreements with the Office of the Chief Scientist ("OCS") and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the Research and development grants (dollar-linked) received from the OCS. The obligation to pay these royalties is contingent upon actual sales of the products. Royalties payable with respect to grants received under programs approved by the OCS after January 1, 1999, are subject to interest on the U.S. dollar-linked value of the total grants received at the annual rate of LIBOR applicable to U.S. dollar deposits at the time the grants are received. No grants were received during the years 2010 through 2012.

As of December 31, 2012, the Company has an outstanding contingent obligation to pay royalties to the OCS, including interest, in the amount of approximately $ 3,316, in respect of these grants. Royalty expenses in the amount of $ 0 and $3 were recorded on such royalties during 2012 and 2011, respectively. Commencing year 2012, there are no sales of products that were developed using funds provided by the OCS. Additionally, the developed software for which the grant was received is no longer being sold.

b)
The Israeli Government, through the Overseas Marketing Fund, awarded the Company grants for participation in expenses for overseas marketing. The Company is committed to pay royalties to the Fund for Encouragement of Marketing Activities (the "Marketing Fund") at the rate of 3% of the increase in export sales, up to the amount of the grants received by the Company linked to the dollar and bearing interest. No grants were received during the years 2010 through 2012.

As of December 31, 2012, the Company has an outstanding contingent obligation to pay royalties to the Marketing Fund including interest, in the amount of $ 107. No Marketing Fund royalty expenses were recorded during 2012, 2011 and 2010. Additionally, the developed software for which the grant was received is no longer being sold.

2.
The facilities of the Company are rented under operating lease agreements that expire on various dates ending in 2016. Minimum future rental payments for 2013, 2014 and 2015 are $ 105, $ 80 and $ 51, respectively.

The Company's motor vehicles are leased under various cancelable operating lease agreements. The lease agreements for the motor vehicles expire on various dates ending in 2015. The maximum breach of contract fees may amount to $ 37.

Lease expenses for the facilities occupied by the Company and the Company's motor vehicles in 2012, 2011 and 2010 amounted to $ 420, $ 551 and $ 563, respectively.

3.	Litigation:

On November 2008, Blockshtil Ltd. filed a claim in the Petach-Tikva Magistrate Court alleging breach of contract by the Company and seeking damages in the amount of NIS 149 thousand (approximately $43). During 2012, The Company has served a statement of defense and the case has been heard. The parties will be filing their written summations and thereafter the Court will render its judgment. The Company's financial statements include a provision in this respect.